                                                     FILE NO. 2-77283; 811-03457

    As filed with the Securities and Exchange Commission on February 25, 2005

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           /X/

                         PRE-EFFECTIVE AMENDMENT NO.___    / /

                       POST-EFFECTIVE AMENDMENT NO. 35     /X/

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /X/

                              AMENDMENT NO. 64             /X/

                                   ----------

                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                           (Exact Name of Registrant)

                                   ----------

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                   ----------

                                600 Dresher Road
                           Horsham, Pennsylvania 19044
              (Address of Principal Executive offices of Depositor)
                   Depositor's Telephone Number: 215-956-8000

                                   ----------

                                Richard F. Plush
                           Vice President and Actuary
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                           Horsham, Pennsylvania 19044

                                    Copy to:

       Michael Berenson                           Christopher D. Menconi
       Morgan, Lewis & Bockius LLP                Morgan, Lewis & Bockius LLP
       1111 Pennsylvania Avenue, NW               1111 Pennsylvania Avenue, NW
       Washington, DC 20004                       Washington, DC 20004

                                   ----------

     It is proposed that this filing will become effective (check appropriate box)

       / / immediately upon filing pursuant to paragraph (b) of Rule 485 / / on (date) pursuant to paragraph (b) of Rule 485
       / / 60 days after filing pursuant to paragraph (a) of Rule 485 /X/ on May 2, 2005 pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Individual Variable and Fixed Annuity Contracts - Flexible Purchase Payments

================================================================================

PROSPECTUS  --  MAY 1, 2005
INDIVIDUAL ANNUITY CONTRACT WITH VARIABLE BENEFIT PROVISIONS -- FLEXIBLE PURCHASE PAYMENTS

RETIREMENT PLANNER VA

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 - TELEPHONE (800) 523-0650

This Prospectus describes an individual fixed and variable annuity contract (the "Contract") offered by The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. Under the Contract, you agree to make one or more payments to us and we agree to pay annuity and other benefits at a future date. The Contract

- has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience (see variable investment options on next page),

- is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out, and

- allows you to choose to receive your annuity payments over different periods of time, including your lifetime.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. YOUR CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE-LOOK PERIODS APPLY IN SOME STATES. TO RETURN YOUR CONTRACT, SIMPLY DELIVER OR MAIL IT TO OUR OFFICE OR TO OUR REPRESENTATIVE WHO DELIVERED THE CONTRACT TO YOU. THE DATE OF THE CANCELLATION WILL BE THE DATE WE RECEIVE YOUR CONTRACT. IF WE ARE REQUIRED TO RETURN YOUR PURCHASE PAYMENTS, WE WILL ALLOCATE THEM TO THE MONEY MARKET SUBACCOUNT DURING THE FREE LOOK PERIOD. AT THE END OF THAT PERIOD, WE WILL ALLOCATE AMOUNTS HELD IN THE MONEY MARKET SUBACCOUNT TO THE SUBACCOUNTS YOU HAVE SELECTED.

You may obtain a Statement of Additional Information, dated May 1, 2005, from us free of charge by writing to The Penn Mutual Life Insurance Company, Attn: SAI Request, Philadelphia, PA 19172 or by visiting our web site at www.pennmutual.com. Or you can call us toll-free at 1-800-523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

Under the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

PENN SERIES FUNDS, INC.                                         MANAGER
      Money Market Fund                                         Independence Capital Management, Inc.
      Limited Maturity Bond Fund                                Independence Capital Management, Inc.
      Quality Bond Fund                                         Independence Capital Management, Inc.
      High Yield Bond Fund                                      T. Rowe Price Associates, Inc.
      Flexibly Managed Fund                                     T. Rowe Price Associates, Inc.
      Growth Stock Fund                                         T. Rowe Price Associates, Inc.
      Large Cap Value Fund                                      Lord, Abbet & Co. LLC
      Large Cap Growth Fund                                     ABN AMRO Asset Management, Inc.
      Index 500 Fund                                            Wells Capital Management Incorporated
      Mid Cap Growth Fund                                       Turner Investment Partners, Inc.
      Mid Cap Value Fund                                        Neuberger Berman Management Inc.
      Strategic Value Fund                                      Lord, Abbet & Co. LLC
      Small Cap Growth Fund                                     Bjurman, Barry & Associates
      Small Cap Value Fund                                      Goldman Sachs Asset Management, L.P.
      International Equity Fund                                 Vontobel Asset Management, Inc.
      REIT Fund                                                 Heitman Real Estate Securities LLC

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                      MANAGER
      Balanced Portfolio                                        Neuberger Berman Management Inc.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND          MANAGER
      Equity-Income Portfolio                                   Fidelity Management & Research Company
      Growth Portfolio                                          Fidelity Management & Research Company

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II       MANAGER
      Asset Manager Portfolio                                   Fidelity Management & Research Company

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.            MANAGER
      Emerging Markets Equity (International) Portfolio         Van Kampen

A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

The Contract has a fixed component that allows you to allocate purchase payments and to transfer money to one or more of our fixed interest accounts. Your Fixed Interest Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than the minimum rate required by your state.

PROSPECTUS CONTENTS

GLOSSARY                                                                           5

EXPENSES                                                                           6

EXAMPLES OF FEES AND EXPENSES                                                     10

CONDENSED FINANCIAL INFORMATION                                                   11

THE PENN  MUTUAL LIFE INSURANCE COMPANY                                           11

THE SEPARATE ACCOUNT                                                              11
       Accumulation Units - Valuation                                             11
       Voting Instructions                                                        12
       Investment Options in the Separate Account                                 12
               Penn Series Funds, Inc                                             12
               Neuberger Berman Advisers Management Trust                         13
               Fidelity Investments' Variable Insurance Products Fund             13
               Fidelity Investments' Variable Insurance Products Fund II          14
               Van Kampen's The Universal Institutional Funds, Inc                14

THE FIXED INTEREST ACCOUNTS                                                       14

THE CONTRACT                                                                      14
       How Do I Purchase a Contract?                                              15
       What Types of Annuity Payments May I Choose?                               16
               Variable Annuity Payments                                          16
               Fixed Annuity Payments Under a Contract                            16
               Other Information                                                  16
       What Are the Death Benefits Under My Contract?                             16
               Optional Death Benefit Enhancement Rider                           17
               Optional Estate Enhancement Death Benefit Rider                    18
       May I Transfer Money Among Investment Options?                             19
               Frequent Trading Risks                                             19
               Frequent Trading Policies                                          20
               Dollar Cost Averaging                                              20
               Automatic Rebalancing                                              20
               Additional Information                                             21
       May I Withdraw Any of My Money?                                            21
               Systematic Withdrawals                                             21
               403(b) Withdrawals                                                 22
       Deferment of Payments and Transfers                                        22
       What Charges Do I Pay?                                                     22
               Administration Charges                                             22
               Mortality and Expense Risk Charge                                  22
               Contingent Deferred Sales Charge                                   22
               Premium Taxes                                                      24

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS                                24
       General Information                                                        24
       Loans Under Section 403(b) Contracts                                       24

FEDERAL INCOME TAX CONSIDERATIONS                                                 25

       Withdrawals and Death Benefits                                             25
       Annuity Payments                                                           25
       Early Withdrawals                                                          25
       Transfers                                                                  26
       Separate Account Diversification                                           26
       Qualified Plans                                                            26

FINANCIAL STATEMENTS                                                              27

STATEMENT OF ADDITIONAL INFORMATION CONTENTS                                      28

GLOSSARY

     ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

     ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

     ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

     ANNUITANT: The person during whose life annuity payments are made.

     ANNUITY DATE: The date on which annuity payments start.

     ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

     ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

     BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

     CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

     CONTRACT OWNER: The person named in the Contract as the Contract Owner.

     CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Interest Account Value.

     FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Contract in all fixed interest accounts.

     SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940, as amended.

     SUBACCOUNT: A division of the Separate Account which holds shares of the Funds. In this Prospectus, we may use the term subaccount to refer to the Fund in which the subaccount invests.

     VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

     VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

     WE or US: "We" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

     YOU: "You" means the Contract Owner or prospective Contract Owner.

EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Purchase Payments                                                                    None
Maximum Contingent Deferred Sales Charge                                                                      7%(1)
Transfer Fee                                                                                               None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE                                                            $   30(2)
SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
Mortality and Expense Risk Charge                                                                          1.25%
Account Fees and Expenses                                                                                  None
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES (WITHOUT RIDERS)                                                    1.25%

  OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER
    For Annuitants Age 60 and Under                                                                        0.20%(3)
    For Annuitants Age 61 to 70                                                                            0.30%(4)
    For Annuitants Age 71 to 80                                                                            0.60%(5)

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES, INCLUDING MAXIMUM CHARGE FOR ESTATE ENHANCEMENT
DEATH BENEFIT RIDER (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)                                            1.85%(6)

----------
(1) You pay this charge as a percentage of the amount that you withdraw. This charge will never be more than 9% of the purchase payments that you allocate to the Separate Account. After your first Contract year, you will not pay this charge on your first withdrawal in a Contract year unless it exceeds 10% of your Contract Value. See WHAT CHARGES DO I PAY? in this Prospectus.

(2) You pay $30 or 2% of the Variable Account Value, whichever is less. See WHAT CHARGES DO I PAY? in this Prospectus.

(3) The current annual charge for this rider is 0.15% and may not be increased beyond the maximum of 0.20%. See WHAT CHARGES DO I PAY? in this Prospectus.

(4) The current annual charge for this rider is 0.25% and may not be increased beyond the maximum of 0.30%. See WHAT CHARGES DO I PAY? in this Prospectus.

(5) The current annual charge for this rider is 0.55% and may not be increased beyond the maximum of 0.60%. See WHAT CHARGES DO I PAY? in this Prospectus.

(6) This is the total of the maximum total Separate Account Annual Expenses that may be charged assuming you purchase the Estate Enhancement Death Benefit Rider (for Annuitants Age 71 to 80). Your total current charges will be between 1.25% and 1.80%, depending on whether you choose the optional Estate Enhancement Death Benefit Rider and, if you do, the Annuitant's age. See WHAT CHARGES DO I PAY? in this Prospectus.

OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS(7)

                                                     MONTHLY CHARGE PER $1,000 OF BENEFIT
                                                           MINIMUM            MAXIMUM
                                                     -----------------  ------------------
                                                          $  0.208           $  17.292

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                                                           MINIMUM            MAXIMUM
                                                     -----------------  ------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets,
including management fees and other expenses)

----------
(7) A Contract Owner may elect one of two Optional Death Benefit Enhancement Riders. The charge for those riders depends on the attained age of the Annuitant and on the amount of the Death Benefit Enhancement. It will be assessed on a pro rata basis among the subaccounts of the Variable Account. The charge shown in the table may not be representative of the charge a particular Contract Owner might pay. (See WHAT CHARGES DO I PAY? in this Prospectus.)

PENN SERIES FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                              TOTAL                      NET
                                  MANAGEMENT      OTHER        FUND        FEE          FUND
                                     FEES        EXPENSES    EXPENSES    WAIVERS      EXPENSES
                                  ----------     --------    --------    -------      --------
    Money Market
    Limited Maturity Bond
    Quality Bond
    High Yield Bond
    Flexibly Managed
    Growth Stock
    Large Cap Value
    Large Cap Growth
    Index 500
    Mid Cap Growth
    Mid Cap Value
    Strategic Value
    Small Cap Growth
    Small Cap Value
    International Equity
    REIT

----------
Unless otherwise noted, these expenses are for the fiscal year ended December 31, 2004.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                      MANAGEMENT/
                                                                    ADMINISTRATION                    TOTAL FUND
                                                                         FEES        OTHER EXPENSES    EXPENSES
                                                                    --------------   --------------   ----------
Balanced

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                     MANAGEMENT                       TOTAL FUND
                                                                        FEE          OTHER EXPENSES    EXPENSES
                                                                     ----------      --------------   ----------
Equity-Income
Growth

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                     MANAGEMENT        OTHER       TOTAL FUND
                                                                        FEE           EXPENSES      EXPENSES
                                                                     ----------       --------     ----------
Asset Manager

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                                                     MANAGEMENT        OTHER        TOTAL FUND
                                                                        FEE           EXPENSES       EXPENSES
                                                                     ----------       --------      ----------
Emerging Markets Equity (International)

     Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc. for additional information on Fund expenses.

     You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

EXAMPLES OF FEES AND EXPENSES

     This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses, net of contractual waivers, if any. The examples do not reflect the deduction of state premium taxes.

     The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract at the end of the applicable time period and have not purchased any Riders:

                                                            ONE     THREE    FIVE     TEN
                                                           YEAR     YEARS   YEARS    YEARS
                                                           ----     -----   -----    -----
          Assuming Maximum Total Annual Fund Expenses
          Assuming Minimum Total Annual Fund Expenses

     (2) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have not purchased any Riders:

                                                            ONE     THREE    FIVE     TEN
                                                           YEAR     YEARS   YEARS    YEARS
                                                           ----     -----   -----    -----
          Assuming Maximum Total Annual Fund Expenses
          Assuming Minimum Total Annual Fund Expenses

     (3) If you surrender your Contract at the end of the applicable time period and have purchased the Estate Enhancement Rider with a maximum charge of 0.60%:*

                                                            ONE     THREE    FIVE     TEN
                                                           YEAR     YEARS   YEARS    YEARS
                                                           ----     -----   -----    -----
          Assuming Maximum Total Annual Fund Expenses
          Assuming Minimum Total Annual Fund Expenses

     (4) If you do not surrender your Contract or if you annuitize at the end of the applicable time period and have purchased the Estate Enhancement Rider with a maximum charge of 0.60%:*

                                                            ONE     THREE    FIVE     TEN
                                                           YEAR     YEARS   YEARS    YEARS
                                                           ----     -----   -----    -----
          Assuming Maximum Total Annual Fund Expenses
          Assuming Minimum Total Annual Fund Expenses

----------
* The examples do not reflect charges for the Optional Step-Up Death Benefit Enhancement Rider because the examples assume a 5% rate of return. There is no charge for the Optional Step-Up Death Benefit Enhancement Rider for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

CONDENSED FINANCIAL INFORMATION

     Appendix A to this Prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are included in the Statement of Additional Information.

THE PENN  MUTUAL LIFE INSURANCE COMPANY

     Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

THE SEPARATE ACCOUNT

     Penn Mutual established PENN MUTUAL VARIABLE ANNUITY ACCOUNT III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

     - The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

     - The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

     The financial statements of the subaccounts of the Separate Account for the year ended December 31, 2004 are included in the Statement of Additional Information referred to on the cover page of this Prospectus.

ACCUMULATION UNITS - VALUATION

     Your allocations and transfers to the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units as of the close of regular trading on the New York Stock Exchange (NYSE) (generally, 4:00 p.m. ET). When you invest in, withdraw from or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive and accept your purchase payment or your withdrawal or transfer request at our administrative office. Allocations and transfer instructions received from you or the agent of record (pursuant to your instructions) at our administrative office after the close of regular trading on the NYSE will be valued based on the Accumulation Unit price computed as of the close of regular trading on the next NYSE business day. In the case of your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

     The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures
(1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.25%.

VOTING INSTRUCTIONS

     You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

     If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We change these procedures whenever we are required to do so by law.

INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has subaccounts that invest in the following
Funds:

PENN SERIES FUNDS, INC.

     MONEY MARKET FUND -- seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

     LIMITED MATURITY BOND FUND -- seeks highest available current income consistent with liquidity and low risk to principal through investment primarily in marketable investment grade debt securities; total return is secondary.

     QUALITY BOND FUND -- seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities.

     HIGH YIELD BOND FUND -- seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities.

     FLEXIBLY MANAGED FUND -- seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions.

     GROWTH STOCK FUND -- seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies.

     LARGE CAP VALUE FUND -- seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued.

     LARGE CAP GROWTH FUND -- seeks to achieve long-term growth of capital (capital appreciation) by investing in equity securities of large capitalization growth companies with above-average growth potential.

     INDEX 500 FUND -- seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange. "S&P 500 Index" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Penn Series Funds, Inc. The Index 500 Fund is not sponsored, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund.

     MID CAP GROWTH FUND -- seeks to maximize capital appreciation by investing primarily in common stocks of U.S. companies with medium market capitalizations (I.E., between $1 billion and $8 billion) that have strong earnings growth potential.

     MID CAP VALUE FUND -- seeks to achieve growth of capital by investing primarily in U.S. companies with medium market capitalizations that are undervalued.

     STRATEGIC VALUE FUND -- seeks to achieve growth of capital by investing in equity securities of mid-cap companies with market capitalizations in the approximate range of $500 million to $10 billion. The Fund seeks to invest in well-managed companies whose stock prices are undervalued.

     SMALL CAP GROWTH FUND -- seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects.

     SMALL CAP VALUE FUND -- seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1.5 billion.

     INTERNATIONAL EQUITY FUND -- seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries.

     REIT FUND -- seeks to achieve a high total return consistent with reasonable investment risks by investing in equity securities of real estate investment trusts.

     Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds and a wholly owned subsidiary of Penn Mutual. ABN AMRO Asset Management, Inc., Chicago, Illinois, is investment sub-adviser to the Large Cap Growth Fund. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed, Growth Stock and High Yield Bond Funds. Wells Capital Management Incorporated, San Francisco, California, is investment sub-adviser to the Index 500 Fund. Turner Investment Partners, Inc., Berwyn, Pennsylvania is sub-adviser to the Mid Cap Growth Fund. Neuberger Berman Management Inc., New York, New York, is investment sub-adviser to the Mid Cap Value Fund. Lord, Abbett & Co., Jersey City, New Jersey, is investment sub-adviser to the Strategic Value and Large Cap Value Funds. Goldman Sachs Asset Management, L.P., New York, New York, is investment sub-adviser to the Small Cap Value Fund. Vontobel Asset Management, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. Heitman Real Estate Securities LLC, Chicago, Illinois, is investment sub-adviser to the REIT Fund. Bjurman, Barry & Assoicates, Los Angeles, California, is investment sub-adviser to the Small Cap Growth Fund.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

     BALANCED PORTFOLIO -- seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

     Neuberger Berman Management Inc., New York, New York, is investment adviser to the Balanced Portfolio.


FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

     EQUITY-INCOME PORTFOLIO -- seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

     ASSET MANAGER PORTFOLIO -- seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

     Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio.

VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:

     EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO -- seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

     Morgan Stanley Investment Management Inc., New York, New York, doing business as Van Kampen, is investment adviser to the Emerging Markets Equity (International) Portfolio.

     SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND VAN KAMPEN'S THE UNIVERSAL INSTITUTIONAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

THE FIXED INTEREST ACCOUNTS

     The fixed interest accounts are part of the Company's general investment account. Interests in the fixed interest accounts are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the fixed interest accounts. Disclosure regarding the fixed interest accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS.

THE CONTRACT

     The Contract may be an attractive long-term investment vehicle for many people. It allows you to allocate your purchase payment(s) and transfer amounts to the Separate Account, and direct investment in one or more of the available Funds of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Van Kampen's The Universal Institutional Funds, Inc.

     In addition, the Contract allows you to allocate your purchase payment(s) and transfer amounts to one or more fixed interest accounts. The fixed interest accounts are funded and guaranteed by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

     You decide, within Contract limits,

     -    how often you make a purchase payment and how much you invest;

     - the Funds and/or fixed interest accounts in which your purchase payments are invested;

     - whether or not to transfer money among the available Funds and fixed interest accounts;

     -    the type of annuity that we pay and who receives it;

     -    the Beneficiary or Beneficiaries to whom we pay death benefits; and

     -    the amount and frequency of withdrawals from the Contract Value.

     Your Contract has

     - an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and

     - an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

     We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with any necessary approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

     You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172; or you may call (800) 523-0650.

HOW DO I PURCHASE A CONTRACT?

     Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to the administrative office. We usually accept an application to purchase a Contract within two business days after we receive it at our administrative office. If you send us an incomplete application, we will deposit your purchase payment in a non-interest bearing suspense account, and will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

     For Contracts issued in connection with qualified retirement plans, the minimum first purchase payment is $250 and the minimum for each subsequent purchase payment is $50. The minimum first purchase payment for Contracts which are not issued in connection with qualified retirement plans is $2,000 and the minimum for each subsequent purchase payment is $1,000. The total purchase payments that you make on a Contract may not exceed $1,000,000 in any calendar year without our consent.

     We may, at our discretion, reduce the minimum requirements for initial and subsequent purchase payments under the Contract.

     The principal underwriter of the Contract is Hornor, Townsend & Kent, Inc. ("HTK"), 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual. The Contracts will be distributed by HTK directly and through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowances and overrides may be paid.

WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

     You may choose: (1) an annuity for a set number of years (5 to 30 years for a Contract), (2) a life annuity, (3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a person other than yourself to be the Annuitant. Your annuity payments will not start until you choose an annuity option. The shorter the expected length of the annuity period, the larger each payment will be.

     You will pay a mortality and expense risk charge during both the Accumulation Period and the Annuity Payout Period under your Contract. We charge this fee while you receive a variable annuity even though we may no longer bear a mortality risk.

     VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on factors such as the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

     Your initial variable annuity payment will be based on the assumed annual net investment return you choose. You will be able to choose an assumed annual net investment return of 3.5% or 5%. If the annual net investment return during the Annuity Payout Period is greater than the assumed rate, the amount of your payments will increase. If the annual net investment return is less, the amount of your payments will decrease. If you choose the 5% assumed rate, your initial payment will be higher, but you will need better investment performance in order to keep annuity payments from declining.

     FIXED ANNUITY PAYMENTS UNDER A CONTRACT. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, and the expected length of the annuity period.

     OTHER INFORMATION. If your Contract is not issued under a qualified retirement plan, annuity payments must commence not later than the first day of the next month after the later of Annuitant's 95th birthday or 10 years after your Contract is issued. If your Contract is issued under a qualified retirement plan, you must begin to take minimum distributions not later than the first day of April following the year in which the Annuitant turns 70 1/2.

     You or your surviving Beneficiary may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. The Annuity Date under a Contract may not be earlier than the first Contract anniversary.

     If the Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments on the first day of each month, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. To the extent you choose to receive payments less frequently, the larger each payment amount will generally be. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the tax treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

     You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change your Beneficiary at any time before the death of the Annuitant.

     Contracts sold in most states provide that if the Annuitant dies (or in some cases, you die and you are not the Annuitant) prior to the Annuity Date, we will pay your Beneficiary the greater of

     - the sum of all purchase payments, adjusted for forfeitures, withdrawals and contract transfers, or

     - the Contract Value for the valuation period in which proof of death and any other required information needed to make payment is received at our administrative office. "Proof of death" in the foregoing means a death certificate or other official document establishing death.

     The death benefit may be paid in a lump sum or in the form of annuity payments. We normally will pay the death benefit in a lump sum within seven days after we receive proof of the date of death and all required information. We will delay payment of the lump sum upon request, but not for longer than five years.

     If the Beneficiary is not the spouse of the decedent, he or she may choose an annuity option rather than a lump sum payment. If he or she selects an annuity option, payments must begin within one year of the decedent's death. Payments may not be made over a period longer than the Beneficiary's life or life expectancy (whichever is longer).

     If the Beneficiary is the spouse of the decedent, he or she may select any annuity option that was available to the decedent or elect to become the Contract Owner. If the spouse elects to become the Contract Owner and continue the Contract, the Contract Value will equal the death benefit due on the annuitant's death, including any amounts due under any Optional Death Benefit Enhancement Rider or Estate Enhancement Death Benefit Rider. Thereafter, the continued Contract will not have a Guaranteed Minimum Death Benefit nor will any Optional Death Benefit Riders be available.

     If the Annuitant dies on or after the Annuity Date and the annuity is for a specified number of years or for life with payments guaranteed for 10 or 20 years, the Beneficiary may elect to have the payments continue for the specified or guaranteed period or to receive in a lump sum the present value of the remaining payments.

     OPTIONAL DEATH BENEFIT ENHANCEMENT RIDERS. If the Annuitant is age 75 or less, you may purchase a death benefit enhancement rider as part of your Contract at the time we issue the Contract. If you purchase a death benefit enhancement rider, we will pay your beneficiary(ies), upon the Annuitant's death, a Death Benefit Enhancement, as described below, in addition to any other death benefit payment under the Contract. An Optional Death Benefit Enhancement Rider provides a benefit when (1) cumulative prior performance has been negative such that the Minimum Death Benefit Amount (defined below) exceeds the Variable Account Value, as determined on the first day of a calendar month, and (2) the Annuitant dies during that month.

     We offer two different death benefit enhancement riders: the Rising Floor Death Benefit Enhancement Rider and the Step-Up Death Benefit Enhancement Rider. You may purchase only one of these riders at the time you purchase your Contract. The riders are payable through age 95. The Death Benefit Enhancement from either of these riders is limited to $1 million.

     RISING FLOOR DEATH BENEFIT ENHANCEMENT RIDER. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of each calendar month following the Contract Date and remains level during that month. The Death Benefit Enhancement for any month is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account. After the Contract Anniversary on which you are age 79, the Death Benefit Enhancement remains level through age 95, at which time it is no longer payable.

     On the first day of the calendar month following the Contract Date, the Minimum Death Benefit Amount equals purchase payments paid into the Variable Account minus withdrawals taken from the Variable Account.

     On the first day of subsequent calendar months, the Minimum Death Benefit Amount is determined by taking (a) plus (b) minus (c) where:

     (a) is the Minimum Death Benefit Amount as of the first day of the prior calendar month plus an interest adjustment at an effective annual rate of 5%;

     (b) is purchase payments paid into the Variable Account during the prior calendar month; and

     (c) is an adjustment for withdrawals taken from the Variable Account during the prior calendar month. The adjustment is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the day of the withdrawal multiplied by the amount of the withdrawal.

Because the Minimum Death Benefit Amount under this rider is calculated based upon the allocations to the Variable Account, increasing your purchase payments allocated to the Variable Account will increase the value of the Minimum Death Benefit Amount.

     STEP-UP DEATH BENEFIT ENHANCEMENT RIDER. If you purchase this rider, the Death Benefit Enhancement is determined on the first day of the calendar month following each Contract Anniversary before age 80 and adjusted on the first day of each calendar month following any purchase payment or withdrawal. The Death Benefit Enhancement is the Minimum Death Benefit Amount as of the first day of that month minus the greater of (a) the Variable Account Value as of the first day of that month; or (b) the sum of the purchase payments paid into the Variable Account less any withdrawals from the Variable Account.

     On the first day of the calendar month following the first Contract Anniversary, the Minimum Death Benefit Amount is equal to the Variable Account Value on the first Contract Anniversary.

     On the first day of the calendar month following the second and subsequent Contract Anniversaries, the Minimum Death Benefit Amount is equal to the greater of:

     (1) the Minimum Death Benefit Amount as of the first day of the prior calendar month adjusted for any purchase payments to or withdrawals from the Variable Account in the prior calendar month; or

     (2)  the Variable Account Value on the current Contract Anniversary.

The Minimum Death Benefit Amount under this rider is based on the Variable Account Value. Accordingly, the amount of the premiums allocated to the Variable Account and investment experience are the factors which affect the Minimum Death Benefit Amount.

     We make adjustments to the Minimum Death Benefit Amount on the first day of a calendar month following any purchase payment to or withdrawal from the Variable Account. We increase the Minimum Death Benefit Amount by the amount of purchase payments made to the Variable Account in the prior calendar month. We reduce the Minimum Death Benefit Amount for withdrawals taken from the Variable Account in the prior calendar month. The reduction is the greater of (1) the amount of the withdrawal or (2) the Minimum Death Benefit Amount immediately prior to the withdrawal divided by the Variable Account Value as of the date of the withdrawal multiplied by the amount of the withdrawal.

     TREATMENT OF TRANSFERS. Transfers into the Variable Account will be treated as purchase payments allocated to the Variable Account. Similarly, transfers out of the Variable Account will be treated as withdrawals from the Variable Account. The enhanced death benefit riders will terminate if you withdraw or transfer the full Variable Account Value from your Contract.

     CHARGE. We will calculate and accrue a charge for your rider on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The charge will be based on the attained age of the Annuitant as of the prior Contract Anniversary and the amount of the Death Benefit Enhancement. Accrued charges will be deducted on the Contract Anniversary or, if sooner, on the date we pay the death benefit, you begin taking annuity payments or you surrender the Contract. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     For information on the cost of the death benefit enhancement riders, see WHAT CHARGES DO I PAY? in this Prospectus.

     OPTIONAL ESTATE ENHANCEMENT DEATH BENEFIT RIDER. You may purchase an estate enhancement death benefit rider with your Contract at the time the Contract is issued. If you purchase the rider and the Annuitant dies before the Annuity Date, we will pay the estate enhancement death benefit to the Beneficiary as of the date we receive due proof of death and other required information to process the payment. The estate enhancement death benefit is in addition to the death benefit described in the preceding section.

     The amount of the estate enhancement death benefit will be a percentage of the sum of the Fixed Account Value, the Variable Account Value and all withdrawals from the Contract, less all purchase payments, subject to a limit as specified in the Contract. The percentage is 40% if the Annuitant is age 60 or less at date of issue of the Contract, 35% if between ages 61 and 70, and 30% if between ages 71 and 80. The limit is $1,000 for every $1,000 of total purchase payments net of withdrawals, if the Annuitant is age 60 or less at date of issue of the Contract, $600 for every $1,000 of total purchase payments net of withdrawals if between ages 61 and 70 at date of issue of the Contract, and $400 for every $1,000 of total purchase payments net of withdrawals if between ages 71 and 80 at date of issue of the Contract.

     EXAMPLE 1. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $90,000 and the Fixed Account Value is $30,000. The benefit amount would be $14,000, which is 35% of $40,000 (the sum of the Variable Account Value ($90,000), the Fixed Account Value ($30,000) and withdrawals ($20,000), less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be $14,000.

     EXAMPLE 2. Assume an individual purchases the Contract with Annuitant age 65 and with the estate enhancement death benefit attached. Assume further that $100,000 of purchase payments and $20,000 of withdrawals have been made, and that when the Annuitant dies the Variable Account Value is $240,000 and the Fixed Account Value is $130,000. The benefit amount would be $84,000, which is 35% of $240,000 (the sum of the Variable Account Value ($190,000), the Fixed Account Value ($130,000) and withdrawals ($20,000) less purchase payments ($100,000)). The benefit cap would be $48,000 ($600 for each $1,000 of the total $100,000 purchase payments that were made less the $20,000 of withdrawals). In this example, the estate enhancement death benefit would be capped at $48,000.

     For information on the cost of the estate enhancement death benefit, see WHAT CHARGES DO I PAY? in this Prospectus.

     For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

MAY I TRANSFER MONEY AMONG INVESTMENT OPTIONS?

     You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the fixed interest accounts. You may transfer from a fixed interest account to subaccounts of the Separate Account or to another fixed interest account. You may make no more than two transfers per calendar month and no more than twelve per calendar year. The minimum amount that you may transfer is $250 or the total amount held in the investment account, if less.

     If you own a Contract as trustee under a qualified retirement plan, you may transfer all or part of the Contract Value to another annuity contract issued by us that you own under the same plan.

     FREQUENT TRADING RISKS. We did not design this variable annuity and the available Subaccounts to accommodate market timing or frequent transfers between the Subaccounts. Frequent exchanges among Subaccounts and market timing by Contract Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the contract owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

     The insurance-dedicated mutual funds available through the Subaccounts generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of the participating insurance companies to detect and deter short-term trading by contract owners.

     As outlined below, we have adopted policies regarding frequent trading, but there is the risk that these policies and procedures concerning frequent trading will prove ineffective in whole or in part in detecting or preventing frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

     FREQUENT TRADING POLICIES. We have adopted policies and procedures designed to discourage frequent trading as described below. We intend to monitor on an ongoing basis the operation of these policies and procedures and may, at any time without notice to Contract Owners, revise them in any manner not inconsistent with the terms of the Contract. If requested by the investment adviser and/or sub-adviser of a Fund, we will consider additional steps to discourage frequent trading. In addition, we reserve the right to reject any purchase payment or exchange request at any time for any reason.

     We have adopted certain procedures to detect frequent trading. If it appears that market timing activity is occurring or the transfer frequency would be expected to have a detrimental impact on the affected Funds, the following steps are taken:

          1. A letter is sent to the Contract Owner and to the registered representative/insurance agent associated with the Contract reiterating the policy with respect to frequent transfers and urging a cessation of any market timing or frequent transfer activity.

          2. If market timing or frequent transfer activity continues after the initial letter, a second letter is sent requiring that all subsequent transfer requests be submitted in writing containing the Contract Owner's original signature. Thereafter, any attempt to make a transfer request electronically, telephonically or by facsimile will be rejected.

          3. Any Contracts which have been the subject of a letter referred to in paragraph 1 or 2 will be subject to special monitoring to determine whether the potentially detrimental frequent trading has ceased. If not, further action will be taken.

     DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. If your Contract Value is at least $10,000, you can have a fixed percentage of your purchase payments transferred monthly from one account to other accounts to achieve dollar cost averaging ($100 minimum per month, $50 minimum per account). You may do this for 12 to 60 months, or until you change your allocations or tell us to stop dollar cost averaging. These transfers may be made only from one of the following accounts: Money Market Subaccount, Limited Maturity Bond Subaccount, or the Quality Bond Subaccount. Instead of one of the three variable Subaccounts, you may dollar cost average from a six month dollar cost averaging account. This account is only available for new purchase payments and is not available if you already have a dollar cost averaging program in effect. If you stop the program while in the six month dollar cost averaging account, any money left in the account will be transferred in accordance with your instructions.

     AUTOMATIC REBALANCING. Automatic rebalancing is a way to maintain your desired asset allocation percentages and is available if your Contract Value is at least $10,000. Because the value of your subaccounts will fluctuate in response to investment performance, your asset allocation percentages may become out of balance over time. If you elect automatic rebalancing, we will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

     Dollar cost averaging and automatic rebalancing may not be in effect at the same time and are not available after annuitization. There is no charge for either of these programs. Transfers under the dollar cost averaging and automatic rebalancing programs are not counted against your transfer limitations of no more than two transfers per month and no more than twelve per year as set forth above.

     ADDITIONAL INFORMATION. Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office. You may transfer amounts to a Contract from another contract issued by us to the extent permitted by the other contract. If you make a withdrawal from a Contract that relates to money transferred from another contract with a front-end sales load, we will not charge you a deferred sales charge on the withdrawal.

     A transfer request must be received at our administrative office from you or the agent of record (pursuant to your instructions) and all other administrative requirements for transfer must be met to make the transfer. We reserve the right to lower the minimum transfer amount. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

MAY I WITHDRAW ANY OF MY MONEY?

     Prior to the earlier of the Annuity Date or the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal request on your Contract Value next determined after we receive a proper written request for withdrawal (and the Contract, in case of a full withdrawal) at our administrative office. We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     - A partial withdrawal must be at least $250 and the remaining Contract Value must be at least $250.

     - After the Annuity Date, you may choose an annuity for a set number of years, or you may withdraw the present value of your annuity.

     - If you do not tell us otherwise, the withdrawal will first be taken pro rata from the Variable Subaccounts. If the withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

     SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not exhausted your 10% free withdrawal amount in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your free withdrawal amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

     403(b) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals attributable to purchase payments made after December 31, 1988, pursuant to a salary reduction plan, may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

DEFERMENT OF PAYMENTS AND TRANSFERS

     We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

WHAT CHARGES DO I PAY?

     The following discussion explains the Contract charges that you pay. You also indirectly pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

ADMINISTRATION CHARGES

     These charges reimburse us for administering the Contract and the Separate Account.

     - We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $30 or 2% of your Variable Account Value. We deduct this charge each year on the date specified in the Contract (and on the date the Variable Account Value is withdrawn in full if other than the date specified). To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

MORTALITY AND EXPENSE RISK CHARGE

     - We deduct from the net asset value of the Separate Account a daily expense risk charge equal to an annual rate of 0.50% of the daily net asset value of the Separate Account. You pay this charge to compensate us for the risk of guaranteeing not to increase the annual contract administration charge to more than $30 regardless of actual administrative costs.

     - We deduct a daily mortality risk charge equal to an annual rate of 0.75% of the daily net asset value of the Separate Account. This charge is to compensate us for the mortality-related guarantees (e.g. guarantees that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed) we make under your Contract.

     You pay the mortality and expense risk charges during both the accumulation and variable annuity payout phases of your Contract.

CONTINGENT DEFERRED SALES CHARGE

     This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from our surplus, which may include proceeds from the expense and mortality risk charges. You may pay this charge if you make a full or partial withdrawal of the Contract Value or if you withdraw the present value of your annuity payments. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

     The following table shows the schedule of the contingent deferred sales charge that will apply to the amount withdrawn, after allowing for the free withdrawals described below.

        WITHDRAWAL DURING                 DEFERRED SALES CHARGE AS A
         CONTRACT YEAR                  PERCENTAGE OF AMOUNT WITHDRAWN
               1                                       7.0%
               2                                       6.0%
               3                                       5.0%
               4                                       4.0%
               5                                       3.5%

               6                                        3.0%
               7                                        2.5%
               8                                        2.0%
               9                                        1.5%
              10                                        1.0%
          11 and later                               No Charge

     Once in each contract year on or after the last day of the first contract year, you may withdraw 10% of the Contract Value (determined as of the date of withdrawal) free of the contingent deferred sales charge. The 10% free withdrawal may be taken either in one sum or, subject to meeting certain minimum amounts, in a series of scheduled amounts during the contract year. The total sum of the contingent deferred sales charges deducted from amounts withdrawn from the Separate Account will never exceed 9% of the total of all purchase payments credited to the Separate Account.

     FREE WITHDRAWALS. The following withdrawals may be made free of the contingent deferred sales charge.

- MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states. The maximum amount that may be withdrawn under this free withdrawal provision is $500,000, including amounts withdrawn from other annuity contracts issued by us and our affiliates containing a comparable free withdrawal provision.

- DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

     The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not be unfairly discriminatory to any Contract Owners.

     DEATH BENEFIT ENHANCEMENT RIDERS (OPTIONAL). We will calculate a charge on the first day of each calendar month but only if the Death Benefit Enhancement is greater than zero on that day. The monthly charges will be accumulated during a contract year and deducted on the Contract Anniversary. In addition, we will deduct any uncollected rider charges on the date we pay the death benefit under your Contract, the date you elect to begin taking annuity payments or the date you surrender your Contract.

     The charge for any month will be the rate from the tables shown below based on the attained age of the Annuitant as of the prior Contract Anniversary multiplied by the Death Benefit Enhancement. There is no charge for any month if cumulative prior performance has been positive and there is no Death Benefit Enhancement payable.

     We will deduct the charge by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value. The charge is the same whether you choose the Rising Floor Death Benefit Enhancement Rider or the Step-Up Death Benefit Enhancement Rider.

          ATTAINED AGE          MONTHLY CHARGE PER $1,000 OF BENEFIT
          ------------          ------------------------------------
          Less than 40                        $ 0.208
              40-44                             0.208
              45-49                             0.333
              50-54                             0.458
              55-59                             0.708

              60-64                             1.083
              65-69                             1.667
              70-74                             2.708
              75-79                             4.250
              80-84                             7.083
              85-89                            11.000
              90-94                            17.292

     ESTATE ENHANCEMENT DEATH BENEFIT RIDER (OPTIONAL). For Annuitants who are 60 years of age or less, the current charge for the rider is 0.15% of the average Variable Account Value and Fixed Account Value. For Annuitants between the age of 61 and 70 years, the current charge is 0.25% and for Annuitants between the age of 71 and 80, the current charge is 0.55%. The guaranteed maximum charge that we may make for this rider for issue ages of 60 years or less, issue ages between 61 and 70, and issue ages between 71 and 80 are 0.20%, 0.30% and 0.60%, respectively.

     The charge for the estate enhancement death benefit rider will be made on each Contract Anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

PREMIUM TAXES

     Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3.5%.

MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION

     You may allocate or transfer all or part of the amount credited to your Contract to one or more of the following fixed interest options in the Fixed Interest Account: (1) the One Year Guaranteed Account; (2) the Three Year Guaranteed Account; (3) the Five Year Guaranteed Account; and (4) the Seven Year Guaranteed Account. The minimum amount for an allocation to the One Year Guaranteed Account or the Three Year Guaranteed Account is $250; and the minimum amount for an allocation to the Five Year Guaranteed Account or the Seven Year Guaranteed Account is $5,000. We periodically declare an effective annual interest rate applicable to allocations to the various fixed interest options. For each amount allocated to the One Year Guaranteed Account, the Three Year Guaranteed Account, the Five Year Guaranteed Account or the Seven Year Guaranteed Account, interest will be credited at an annual effective interest rate declared by us each month. The declared rate of interest will apply through the end of the twelve month, thirty-six month, sixty month or eighty-four month period, as applicable, which begins on the first day of the calendar month in which the allocation is made. We guarantee that the effective annual rate of interest on allocations to all fixed interest options will not be less than the minimum rate required by your state.

     You may transfer all or a portion of amounts in a fixed interest option of the Fixed Account to subaccounts of the Separate Account or to another fixed interest option within the Fixed Account during the 25 days following the expiration of the declared interest rate period for the option. The minimum transfer is $250. In accordance with state law, we may defer a withdrawal or transfer from the Fixed Account for up to six months if we reasonably determine that investment conditions are such that an orderly sale of assets in our general account is not feasible.

LOANS UNDER SECTION 403(b) CONTRACTS

     If your Contract qualifies under Section 403(b) of the Internal Revenue Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

     When you borrow, an amount equal to your loan will be transferred as collateral from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 2 1/2 percentage points less than the rate of interest that we charge you on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

     Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market Subaccount. You may then transfer amounts to the other investment options offered under the Contract.

     If you are in default, we must report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty. We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

     Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

FEDERAL INCOME TAX CONSIDERATIONS

     The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

     You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

     WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may be subject to the Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

     ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

     Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

     EARLY WITHDRAWALS. An additional income tax of 10% (or 25% under certain circumstances) may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

     - early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

     -    withdrawals made on or after age 59 1/2;

     -    distributions made after death; and

     -    withdrawals attributable to total and permanent disability.

     TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration special rules apply. These rules do not apply to transfers between spouses or to transfers incident to a divorce.

     SEPARATE ACCOUNT DIVERSIFICATION. Section 817(h) of the Code provides that the investments of a separate account (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Variable Insurance Products Fund II, and Van Kampen's The Universal Institutional Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

     The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which Contract Owners may direct their investments to particular subaccounts without being treated as owners of the underlying shares. No such regulations or revenue rulings have been issued to date. It is possible that when regulations or rulings are issued, the Contracts may need to be modified to comply with them.

     QUALIFIED PLANS. The Contract may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs), simplified employee pension plans qualified under Section 408(k) of the Code, tax-deferred annuities qualified under Section 403(b) of the Code, state and local government deferred compensation plans qualified under Section 457 of the Code, pension or profit sharing plans for self-employed individuals qualified under Section 401 of the Code (referred to as H.R. 10 or Keogh plans) and corporate pension or profit sharing plans qualified under Section 401 of the Code or annuity plans qualified under Section 403(a) of the Code. Special provisions are required in some Contracts for qualification under the Code.

     For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

     Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan. Distributions from a
Section 457 deferred compensation plan are wages subject to general income tax withholding requirements.

     This general summary of federal income tax considerations does not address every issue that may affect you. You should consult qualified tax counsel.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear in the Statement of Additional Information. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contract.

STATEMENT OF ADDITIONAL INFORMATION CONTENTS

VARIABLE ANNUITY PAYMENTS                                                    B-2
      First Variable Annuity Payments                                        B-2
      Subsequent Variable Annuity Payments                                   B-2
      Annuity Units                                                          B-2
      Value of Annuity Units                                                 B-2
      Net Investment Factor                                                  B-2
      Assumed Interest Rate                                                  B-3
      Valuation Period                                                       B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                    B-3

DISTRIBUTION OF CONTRACTS                                                    B-3

CUSTODIAN                                                                    B-3

INDEPENDENT AUDITORS                                                         B-4

LEGAL MATTERS                                                                B-4

FINANCIAL STATEMENTS                                                         B-4

                                   APPENDIX A

     This Appendix contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Subaccounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes of the Separate Account that are included in the Statement of Additional Information.

PENN SERIES MONEY MARKET FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                     YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period.

PENN SERIES QUALITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                     YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES LIMITED MATURITY BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                     YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES HIGH YIELD BOND FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                     YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value, beginning
 of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES FLEXIBLY MANAGED FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                     YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES GROWTH STOCK FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period for Qualified and Nonqualified Retirement Plans

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
                                               NON-
                                    QUAL       QUAL
                                   -----------------------------------------------------------
Accumulation Unit
 Value, beginning of
 period
Accumulation Unit
 Value, end of period
Number of Accumulation
 Units outstanding, end
 of period

PENN SERIES LARGE CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES LARGE CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES INDEX 500 FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES MID CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES MID CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of Period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES STRATEGIC VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES SMALL CAP GROWTH FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES SMALL CAP VALUE FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES INTERNATIONAL EQUITY FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

PENN SERIES REIT FUND SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

NEUBERGER BERMAN AMT BALANCED PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                         2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

FIDELITY INVESTMENTS' VIP EQUITY-INCOME PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

FIDELITY INVESTMENTS' VIP GROWTH PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

FIDELITY INVESTMENTS' VIP II ASSET MANAGER PORTFOLIO SUBACCOUNT
Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

VAN KAMPEN'S UIF EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO SUBACCOUNT Values of an Accumulation Unit Outstanding Throughout Each Period

                                                        YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                        2004
                                   -----------------------------------------------------------
Accumulation Unit Value,
 beginning of period
Accumulation Unit Value,
 end of period
Number of Accumulation
 Units outstanding, end of period

STATEMENT OF ADDITIONAL INFORMATION  -  MAY 1, 2005

RETIREMENT PLANNER VA/DIVERSIFIER II/OPTIMIZER

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O TELEPHONE (800) 523-0650

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Penn Mutual Retirement Planner VA or the current Prospectus for the Penn Mutual Diversifier II Variable/Fixed Contracts and Penn Mutual Diversifier II Variable Contracts or the current Prospectus for Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts, each dated May 1, 2005. The Contracts are funded through Penn Mutual Variable Annuity Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172, visit our web site at www.pennmutual.com or call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.

TABLE OF CONTENTS

VARIABLE ANNUITY PAYMENTS
First Variable Annuity Payments                                              B-2
Subsequent Variable Annuity Payments                                         B-2
Annuity Units                                                                B-2
Value of Annuity Units                                                       B-2
Net Investment Factor                                                        B-2
Assumed Interest Rate                                                        B-3
Valuation Period                                                             B-3

ADMINISTRATIVE AND RECORDKEEPING SERVICES                                    B-3

DISTRIBUTION OF CONTRACTS                                                    B-3

CUSTODIAN                                                                    B-3

INDEPENDENT AUDITORS                                                         B-4

LEGAL MATTERS                                                                B-4

FINANCIAL STATEMENTS                                                         B-4

VARIABLE ANNUITY PAYMENTS

FIRST VARIABLE ANNUITY PAYMENTS

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract or Variable Account Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied. The annuity tables for the Retirement Planner VA are based on the 1983 Individual Annuity Mortality Tables, with a choice between assumed interest rates of 3.5% and 5%. The annuity tables for the Diversifier II Variable/Fixed Contracts are based on the 1983 Individual Annuity Mortality Tables and the annuity tables for the Diversifier II Variable Contracts and the Penn Mutual Optimizer Group Variable and Fixed Annuity Contracts are based on the 1971 Individual Annuity Mortality Tables. The tables assume a rate of interest of 4%. The amount of the first monthly income for each $1,000 of value is shown at various ages.

     The United States Supreme Court has ruled that life annuity payments under an employer's retirement plan may not be based upon sex-distinct mortality tables. Where this decision applies or where otherwise required by law, Penn Mutual will provide annuity payments based upon unisex tables.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the Subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each Subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the Subaccount divided by the value of an annuity unit for the Subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each Subaccount was arbitrarily set at $10 when the Subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a Subaccount is the value of an annuity unit for the Subaccount for the last prior valuation period multiplied by the net investment factor for the Subaccount for the valuation period. The result is then multiplied by a factor to neutralize the assumed interest rate included in the annuity tables.

NET INVESTMENT FACTOR

     For any Subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

     The net asset value per share of the mutual fund held in the Subaccount, as of the end of the valuation period

     PLUS

     The per share value of any dividend or capital gain distributions by the mutual fund if the "ex-dividend" date occurs in the valuation period

     PLUS OR MINUS

     A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

     The net asset value per share of the mutual fund held in the Subaccount as of the end of the last prior valuation period

     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE  (C) IS:

     The sum of the mortality and expense risk charge or credit and the daily administration charge. On an annual basis, the sum of such charges equals 1.25% of the daily net asset value of the Subaccount.

ASSUMED INTEREST RATE

     Except for the Retirement Planner VA, a 4% assumed interest rate is included in the annuity tables in the contracts. The Retirement Planner VA offers a choice of 3.5% or 5% assumed interest rates. A higher assumption would mean a higher first annuity payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate equals the assumed interest rate on an annual basis, annuity payments will be level.

VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.

ADMINISTRATIVE AND RECORDKEEPING SERVICES

     The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

DISTRIBUTION OF CONTRACTS

     Hornor, Townsend & Kent, Inc. ("HTK"), a wholly owned subsidiary of the Company, serves as principal underwriter of the combination variable and fixed annuity contracts and the variable annuity contracts. The address of HTK is 600 Dresher Road, Horsham, PA 19044. For 2004, 2003 and 2002 the Company paid commissions to HTK of approximately $_______, $72,645 and $72,223 respectively.

     The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 6.7% and trailer commissions based on a percentage of Contract Value, other allowance and overrides may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

CUSTODIAN

     The Company is custodian of the assets held in the Separate Account.

INDEPENDENT AUDITORS

     ___________________________ serves as independent auditors of the Company and the Separate Account. Their offices are located at ________________________.

LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts and Certificates. Their offices are located at 1111 Pennsylvania Avenue, N.W., Washington, D.C. 20004.

FINANCIAL STATEMENTS

     The financial statements of the Separate Account and the consolidated financial statements of the Company appear on the following pages. The consolidated financial statements of the Company should be considered only as bearing upon the Company's ability to meet its obligations under the Contracts.

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements included in Part B:

               Financial Statements of Penn Mutual Variable Annuity Account III:

               Statement of Assets and Liabilities - December 31, 2004 Statement of Operations - December 31, 2004
               Statements of Changes in Net Assets - For the years ended
                 December 31, 2004 and 2003
               Notes to Financial Statements
               Report of Independent Auditors

               Financial Statements of The Penn Mutual Life Insurance Company:

               Consolidated Balance Sheets for the years ended December 31, 2004 and 2003
               Consolidated Income Statements for the years ended
                 December 31, 2004, 2003 and 2002
               Consolidated Statements of Changes in Equity for the years ended
                 December 31, 2004, 2003, and 2002
               Consolidated Statements of Cash Flows for the years ended
                 December 31, 2004, 2003 and 2002
               Notes to Financial Statements
                Report of Independent Auditors

          (b)  Exhibits

               1.   (a)    Resolutions of Executive Committee of Board of
                           Trustees of The Penn Mutual Life Insurance Company authorizing the establishment of the Registrant.
                           Incorporated herein by reference to Exhibit 1(a) to the Registration Statement of Penn Mutual Variable
                           Annuity Account III (Pennant Select) on Form N-4
                           (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                           0001036050-98-001504) on September 3, 1998.

                    (b) Resolutions of Executive Committee of Board of Trustees of The Penn Mutual Life Insurance Company authorizing investments of the Registrant. Incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with The Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

               2.          Not applicable.

               3.   (a)    Sales Support Agreement between The Penn Mutual Life
                           Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual.
                           Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration
                           Statement of Penn Mutual Variable Annuity Account III
                           (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via
                           EDGAR (Accession No. 0001036050-98-002055) on
                           November 30, 1998.

                    (a)(1) Schedule I dated November 1, 2000 to Sales Support
                           Agreement. Incorporated herein by reference to
                           Exhibit 3(a)(1) to Post Effective Amendment No. 3 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-39804), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-00-002423) on September 28, 2000.

                    (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual). Incorporated herein by reference to Exhibit 3(a) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Olympia XT) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                    (c) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to
                           Exhibit 3(c) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001304) on September 3,
                           1998.

                    (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 33-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                    (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Incorporated herein by reference to Exhibit 3(e) to Pre-Effective Amendment No. 1 to the Registration Statement of Penn Mutual Variable Annuity Account III (Commander) on Form N-4 (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

                    (f) Form of Addendum (Form 98-1) to Broker-Dealer Selling Agreement. Incorporated herein by reference to
                           Exhibit 3(f) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                           0001036050-98-001504) on September 3, 1998.

               4.   (a)    Group Variable and Fixed Annuity Contract (primarily
                           for Section 403(b) retirement plans) (Form GDI-385) and Certificate issued under the Contract (Form EB
                           1611). Incorporated herein by reference to Exhibit
                           4(a) to Post Effective Amendment No. 25 to the
                           Registrant's Registration Statement on Form N-4 (File
                           No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                           0000950116-99-000851) on April 28, 1999.

                    (b) Individual Variable Annuity Contract (Form DI-1182-V). Incorporated herein by reference to
                           Exhibit 4(b) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                    (c) Endorsement No. 1309-82 to Individual Variable Annuity Contract. Incorporated herein by reference to
                           Exhibit 4(c) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                    (d) Individual Variable and Fixed Annuity Contract - Flexible Purchase Payments (Form DV-790). Incorporated herein by reference to Exhibit 4(d) to Post Effective

                           Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28,
                           1999.

                    (e) Endorsement No. 1536-90 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(e) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28,
                           1999.

                    (f) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(f) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28,
                           1999.

                    (g) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(g) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28,
                           1999.

                    (h) Endorsement No. 1534-94 to 403(b) Policy Loan. Incorporated herein by reference to Exhibit 4(h) to Post Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28, 1999.

                    (i) Individual Variable Annuity Contract - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(i) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11, 1999.

                    (j) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments Participating. Incorporated herein by reference to Exhibit 4(j) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11,
                           1999.

                    (k) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(k) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11,
                           1999.

                    (l) Group Variable and Fixed Annuity Contract - Flexible Purchase Payments - Participating. Incorporated herein by reference to Exhibit 4(l) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11,
                           1999.

                    (m) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(m) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11,
                           1999.

                    (n) Group Variable and Fixed Annuity Certificate - Flexible Purchase Payments. Incorporated herein by reference to Exhibit 4(n) to Post effective Amendment No. 26 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-001164) on June 11,
                           1999.

                    (o) Endorsement No. 1722-01 to Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24,
                           2001.

               5.   (a)    Application (Form EB 1610) for participation in Group
                           Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(a) to the Registrant's Registration Statement on Form N-4 (File
                           No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                           0000950116-99-000851) on April 28, 1999

                    (b) Application (Form PM3502 11/94) for Individual Variable and Fixed Annuity Contract. Incorporated herein by reference to Exhibit 5(b) to Post Effective Amendment No. 2 to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000851) on April 28,
                           1999.

               6.   (a)    Charter of The Penn Mutual Life Insurance Company
                           (May 1983). Incorporated herein by reference to
                           Exhibit 6(a) the Registration Statement of Penn
                           Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR
                           (Accession No. 0001036050-98-001504) on September 3,
                           1998.

                    (b) By-laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement of Penn Mutual Variable Annuity Account III on form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-501231) on
                           December 6, 2001.

               7.          None.

               8.   (a)(1) Form of Sales Agreement between The Penn Mutual Life
                           Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to
                           Exhibit 8(b)(1) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3,
                           1998.

                    (a)(2) Form of Assignment and Modification Agreement between
                           Neuberger & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust, Advisers Managers Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 8(b)(2) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                    (a)(3) Amendment to Fund Participation Agreement between The
                           Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust.

                           Incorporated herein by reference to Exhibit 8(b)(3) to Post Effective Amendment No. 5 to the Registration Statement of Penn Mutual Variable Life Account I (Cornerstone) on Form S-6 (File No. 33-54662), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

                    (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Incorporated herein by reference to Exhibit 8(b) to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-02-000811) on April 23, 2002.

                    (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                    (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Incorporated herein by reference to
                           Exhibit 8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (Pennant Select) on Form N-4 (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3,
                           1998.

                    (e) Participation Agreement between The Penn Mutual Life Insurance Company, Morgan Stanley Universal Funds, Inc.(renamed The Universal Institutional Funds, Inc. Effective May 1, 2000), Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I (Pennant) on Form N-4 (File No. 33-83120), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003327) on April 30,
                           1998.

               9. Opinion and Consent of Franklin L. Best, Jr., Esq., Managing Corporate Counsel of The Penn Mutual Life Insurance Company, as to the legality of the variable annuity contracts being registered. Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registration Statement of Penn Mutual Variable Account III (Diversifier II/Optimizer) on Form N-4 (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500028) on April 24, 2001.

               10.  (a)    Consent of _______________, Independent Auditors.
                           To be filed by amendment.

                    (b) Consent of Morgan, Lewis & Bockius LLP. To be filed by amendment.

               11.         None.

               12.         None.

               13. Powers of Attorney of Board of Trustees. Incorporated herein by reference to Exhibit 14 to the Registration Statement of Penn Mutual Variable Annuity Account III (Penn Freedom) on Form N-4 (File No. 333-69386) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-01-500817) on
                           September 14, 2001.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

          The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.

     NAME                          POSITION AND OFFICES WITH DEPOSITOR
     Robert E. Chappell            Chairman of the Board and Chief Executive Officer
                                   and Member of the Board of Trustees

     Daniel J. Toran               President and Chief Operating Officer and Member
                                   of the Board of Trustees

     Nancy S. Brodie               Executive Vice President and Chief Financial Officer

     Terry A. Ramey                Senior Vice President, Chief Information Officer

     Michael A. Biondolillo        Executive Vice President, Human Resources

     Larry L. Mast                 Executive Vice President and Chief Marketing Officer

     Peter M. Sherman              Executive Vice President and Chief Investment Officer

     Steven O. Miller              Senior Vice President, Independence Financial Network

     Ralph L. Crews                Senior Vice President, Career Agency System

     Frederick M. Rackovan         Vice President, New Business

     Franklin L. Best, Jr.         Managing Corporate Counsel and Secretary

     Richard F. Plush              Senior Vice President and Chief Actuary

     Frank J. Howell               Vice President, Broker Dealer Network

          The business address of each of the Trustees and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     The Penn Insurance and Annuity Company  Life Insurance and Annuities              Delaware
     Independence Capital Management, Inc.   Investment Adviser                        Pennsylvania
     Penn Janney Fund, Inc.                  Investments                               Pennsylvania
     INDEPENDENCE SQUARE PROPERTIES, LLC     Holding Company                           Pennsylvania
     The Pennsylvania Trust Company          Trust Company                             Pennsylvania

                      INDEPENDENCE SQUARE PROPERTIES, INC.
                            WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     INDEPRO CORPORATION                     Real Estate Investment                    Delaware
     WPI Investment Company                  Real Estate Investment                    Delaware
     Hornor, Townsend & Kent, Inc.           Registered Broker-Dealer and Investment   Pennsylvania
                                             Adviser
     JANNEY MONTGOMERY SCOTT LLC             Registered Broker-Dealer and Investment   Delaware
                                             Adviser

                                             INDEPRO CORPORATION
                                          WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     Indepro Property Fund II Corporation    Real Estate Investment                    Delaware

                                         JANNEY MONTGOMERY SCOTT LLC
                                          WHOLLY-OWNED SUBSIDIARIES

     CORPORATION                             PRINCIPAL BUSINESS                        STATE OF INCORPORATION
     -----------                             ------------------                        ----------------------
     JMS Resources, Inc.                     Oil and Gas Development                   Pennsylvania
     JMS Investor Services, Inc.             Insurance Sales                           Delaware

ITEM 27.  NUMBER OF CONTRACT OWNERS

          As of March 31, 2005, there were:

          ______ - owners of qualified individual variable annuity
                   contracts - Diversifier II;
          ______ - owners of qualified individual variable annuity
                   contracts - Retirement Planner VA;
          ______ - owners of qualified group variable annuity contracts -
                   Diversifier II;
          ______ - owners of qualified group variable annuity contracts -
                   Optimizer;
          ______ - owners of certificates issued under qualified group variable annuity contracts - Optimizer; and
          ______ - owners of nonqualified individual variable annuity contracts - Diversifier II.

ITEM 28.  INDEMNIFICATION

          Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-69386) and are incorporated in this Post-Effective Amendment by reference.

          Pennsylvania law (15 Pa. C.S.A.ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

          Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

          Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     a) Hornor Townsend & Kent, Inc. serves as principal underwriter of the securities of the Registrant, Penn Mutual Variable Annuity Account I, Penn Mutual Variable Annuity Account II, PIA Variable Annuity Account I and Penn Mutual Variable Life Account I.

     b)   HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

          Daniel J. Toran, Chairman of the Board
          Michael Biondolillo, Director
          Ralph L. Crews, Director and Senior Vice President, Career Agency
          System

          Larry L. Mast, Director, President and Chief Executive Officer
          Steven O. Miller, Director and Senior Vice President, Independence Financial Network
          Nina M. Mulrooney, Director and Senior Vice President, Compliance Patricia L. Carbee, Senior Vice President, Sales and Marketing
          James A. Clary, Senior Vice President and Chief Operating Officer Thomas H. Coffey, Vice President, Independence Financial Network William D. Gruccio, Vice President, Career Agency System
          Robyn G. Label, Vice President, Market Conduct and Compliance
          Nancy S. Rush, Assistant Vice President, Benefits and Risk Management Paul I. Martin, Director, Contracts, Licensing and Registration Ronald J. Trudeau, Director, Commissions
          Franklin L. Best, Jr., Counsel and Secretary
          Barbara S. Wood, Treasurer
          Alan C. Sheppard, Auditor

          The principal business address of the directors and officers is The Penn Mutual Life Insurance Company, Philadelphia,
          Pennsylvania, 19172.

          COMMISSIONS AND OTHER COMPENSATION RECEIVED BY EACH PRINCIPAL UNDERWRITER DURING LAST FISCAL YEAR

                                        NET UNDERWRITING
                  NAME OF PRINCIPAL      DISCOUNTS AND     COMPENSATION ON     BROKERAGE          OTHER
                     UNDERWRITER          COMMISSIONS         REDEMPTION      COMMISSIONS      COMPENSATION
                     -----------          -----------         ----------      -----------      ------------
                Hornor, Townsend &
                Kent, Inc.                   $ XXX              $ XXX            $ XXX            $ XXX

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The name and address of the person who maintains physical possession of each account, book or other documents required by
          Section 31(a) of the Investment Company Act of 1940 is as follows:

          The Penn Mutual Life Insurance Company
          600 Dresher Road
          Horsham, Pennsylvania  19044

ITEM 31.  MANAGEMENT SERVICES

          See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

          The Penn Mutual Life Insurance Company hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

          (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information; and

          (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

          Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

          The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Combination Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has caused this Post-Effective Amendment No. 35 to this Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized in the Township of Horsham and Commonwealth of Pennsylvania on this 25th day of February, 2005.

                                    PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                        (Registrant)


                                    By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                        (Depositor)


                                    By: /s/ Robert E. Chappell
                                        --------------------------------------
                                           Robert E. Chappell
                                           Chairman of the Board of Trustees
                                           and Chief Executive Officer

        As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 34 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the 25th day of February, 2005.

     SIGNATURE                                        TITLE
     ---------                                        -----
     /s/Robert E. Chappell                   Chairman of the Board of Trustees
     ----------------------------            and Chief Executive Officer
     Robert E. Chappell

     /s/Nancy S. Brodie                      Executive Vice President and
     -----------------------                 Chief Financial Officer
     Nancy S. Brodie

     *JULIA CHANG BLOCH                      Trustee

     *EDWARD G. BOEHNE                       Trustee

     *JOAN P. CARTER                         Trustee

     *PHILIP E. LIPPINCOTT                   Trustee

     *JOHN F. MCCAUGHAN                      Trustee

     *ALAN B. MILLER                         Trustee

     *EDMOND F. NOTEBAERT                    Trustee

     *ROBERT H. ROCK                         Trustee

     *DANIEL J. TORAN                        Trustee

     *By: /s/Robert E. Chappell
          -------------------------------
         Robert E. Chappell, attorney-in-fact